UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  September 30, 2012

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Anthony D. Cecchini
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Anthony D. Cecchini
Oak Brook, IL
October 24, 2012

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: $279,170 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BP Plc Adr                     COM              055622104      265 6264.0000SH       SOLE                                  6264.0000
Chevron Corp                   COM              166764100      481 4122.5608SH       SOLE                                  4122.5608
McDonalds Corp                 COM              580135101     7639 83256.0000SH      SOLE                                 83256.0000
Alerian MLP ETF                COM              00162q866    29106 1756538.0000SH    SOLE                               1756538.0000
Credit Suisse Cushing 30 MLP I COM              22542d852      223 8904.0000SH       SOLE                                  8904.0000
E Tracs Alerian MLP Infrastruc COM              902641646      668 19615.0000SH      SOLE                                 19615.0000
JP Morgan Alerian MLP Index ET COM              46625h365    18476 456820.0000SH     SOLE                                456820.0000
Nuveen Real Estate Income Fund COM              67071B108      138 11828.0000SH      SOLE                                 11828.0000
SPDR DJ Wilshire International COM              78463x863      440 11215.9956SH      SOLE                                 11215.9956
SPDR Gold Trust                COM              78463v107     1012 5886.0000SH       SOLE                                  5886.0000
SPDR S&P 500 ETF Trust         COM              78462F103    37103 257713.4575SH     SOLE                                257713.4575
SPDR S&P International Small C COM              78463x871      469 17169.0000SH      SOLE                                 17169.0000
SPDR S&P MidCap 400 ETF Trust  COM              78467y107      890 4945.2224SH       SOLE                                  4945.2224
Vanguard Dividend Appreciation COM              921908844      516 8654.0000SH       SOLE                                  8654.0000
Vanguard FTSE All-World EX-US  COM              922042775    48921 1138763.2808SH    SOLE                               1138763.2808
Vanguard Growth Vipers         COM              922908736      706 9752.6741SH       SOLE                                  9752.6741
Vanguard Large Cap             COM              922908637    12882 196096.9033SH     SOLE                                196096.9033
Vanguard MSCI Emerging Markets COM              922042858    24710 592275.6599SH     SOLE                                592275.6599
Vanguard Mid Cap Value         COM              922908512      480 8280.0000SH       SOLE                                  8280.0000
Vanguard Mid Cap Vipers        COM              922908629    10903 134339.0010SH     SOLE                                134339.0010
Vanguard REIT Vipers           COM              922908553      419 6454.6846SH       SOLE                                  6454.6846
Vanguard S&P 500 ETF           COM              922908413    10275 155876.0000SH     SOLE                                155876.0000
Vanguard Small Cap             COM              922908751     2154 26874.7557SH      SOLE                                 26874.7557
Vanguard Total Stock Market Vi COM              922908769     9248 125572.3989SH     SOLE                                125572.3989
Vanguard Value                 COM              922908744      788 13423.4207SH      SOLE                                 13423.4207
iShares Barclays US Treasury I COM              464287176      794 6521.5435SH       SOLE                                  6521.5435
iShares DJ US Regional Banks I COM              464288778      281 10988.0000SH      SOLE                                 10988.0000
iShares Dow Jones US Financial COM              464287770      288 5168.0000SH       SOLE                                  5168.0000
iShares Gold Trust             COM              464285105      822 47590.0000SH      SOLE                                 47590.0000
iShares MSCI Eafe Index Fund   COM              464287465     2069 39038.2822SH      SOLE                                 39038.2822
iShares MSCI Emerging Markets  COM              464287234     1452 35137.4194SH      SOLE                                 35137.4194
iShares Russell 1000 Growth    COM              464287614     4671 70032.0000SH      SOLE                                 70032.0000
iShares Russell 1000 Index Fun COM              464287622     3515 44224.3517SH      SOLE                                 44224.3517
iShares Russell 1000 Value Ind COM              464287598     3475 48144.2667SH      SOLE                                 48144.2667
iShares Russell 2000 Growth    COM              464287648      479 5011.2857SH       SOLE                                  5011.2857
iShares Russell 2000 Index     COM              464287655     5229 62662.2293SH      SOLE                                 62662.2293
iShares Russell 2000 Value     COM              464287630      379 5122.2997SH       SOLE                                  5122.2997
iShares Russell 3000 Index     COM              464287689      477 5624.0000SH       SOLE                                  5624.0000
iShares Russell Midcap         COM              464287499     9922 89587.6027SH      SOLE                                 89587.6027
iShares Russell Midcap Growth  COM              464287481     9821 158019.2327SH     SOLE                                158019.2327
iShares Russell Midcap Value   COM              464287473     8987 184462.7475SH     SOLE                                184462.7475
iShares Tr S&P 500/Barra Growt COM              464287309      671 8618.0000SH       SOLE                                  8618.0000
iShares Trust S&P 500 Index    COM              464287200     6928 47976.3972SH      SOLE                                 47976.3972